19. RELATED-PARTY BALANCES AND TRANSACTIONS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfRelatedpartyBalancesAndTransactionsLineItems [Line Items]
Proposed dividends	R$ 477,553	R$ 0
Vicunha Acos
DisclosureOfRelatedpartyBalancesAndTransactionsLineItems [Line Items]
Proposed dividends	439,913
Rio Iaco Participacoes S.A.
DisclosureOfRelatedpartyBalancesAndTransactionsLineItems [Line Items]
Proposed dividends	R$ 37,640